17. PROPERTY, PLANT AND EQUIPMENT (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Total	R$ 101	R$ 108
Usina de Queimado [meber]
Disclosure of detailed information about property, plant and equipment [line items]
Total	R$ 218	217
Usina de Queimado [meber] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Stake in power output (%)	82.50%
Average annual depreciation rate (%)	3.93%
Usina de Queimado [meber] | Investment property completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Stake in power output (%)	82.50%
Average annual depreciation rate (%)
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	R$ (117)	(109)
Usina de Queimado [meber]
Disclosure of detailed information about property, plant and equipment [line items]
Total	R$ 2	R$ 1